Employee Information - Summary of Average Number of Employees (Detail) - Employee	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Information About Employees [line items]
Average number of employees	101,644	101,741
Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	25,706	25,447
Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	75,938	76,294
South East Asia, Oceania and India [member]
Disclosure of Information About Employees [line items]
Average number of employees	27,660	26,602
South East Asia, Oceania and India [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	6,035	5,700
South East Asia, Oceania and India [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	21,625	20,902
North East Asia [member]
Disclosure of Information About Employees [line items]
Average number of employees	12,696	13,087
North East Asia [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	4,293	4,376
North East Asia [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	8,403	8,711
North America [member]
Disclosure of Information About Employees [line items]
Average number of employees	11,266	10,886
North America [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	2,720	2,471
North America [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	8,546	8,415
Europe and Latin America [member]
Disclosure of Information About Employees [line items]
Average number of employees	45,512	46,654
Europe and Latin America [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	11,772	12,017
Europe and Latin America [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	33,740	34,637
Middle East and Africa [member]
Disclosure of Information About Employees [line items]
Average number of employees	4,510	4,512
Middle East and Africa [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	886	883
Middle East and Africa [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	3,624	3,629
Of which in EU [member]
Disclosure of Information About Employees [line items]
Average number of employees	34,464	35,265
Of which in EU [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	8,900	9,006
Of which in EU [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	25,564	26,259
Of which in Sweden [member]
Disclosure of Information About Employees [line items]
Average number of employees	13,617	14,043
Of which in Sweden [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	3,393	3,408
Of which in Sweden [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	10,224	10,635